1933 Act File No. 33-40428
                                                      1940 Act File No. 811-6309

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---

      Pre-Effective Amendment No.         .......................    _
                                  --------                          ---

      Post-Effective Amendment No.  15 ..........................    X
                                   ----                             ---

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X

      Amendment No.  15 ...........................................   X
                    ----                                             ---

                                   RIGGS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7910
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) _ on ___________, _____ pursuant to paragraph (b)(1)(iii) __ 60 days after filing pursuant to paragraph
(a) (i)
    on                 pursuant to paragraph (a) (i)
 X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037


Prospectus



RIGGS FUNDS

CLASS B SHARES
Riggs Large Cap Growth Fund
Riggs Style Managed Stock Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                    Contents
                    Fund Goals, Strategies, Performance and Risk
                    The Funds' Fees and Expenses
                    Principal Securities in Which the Funds Invest Specific Risks of Investing in the Funds
                    What do Shares Cost?
                    How are the Funds Sold?
                    How to Purchase Shares
                    How to Redeem and Exchange Shares
                    Account and Share Information
                    Who Manages the Funds?
                    Financial Information




october ____, 1999

                  FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

         Riggs Funds offer ten portfolios, including four equity funds, four income fund and two money market funds. This prospectus relates to the two of the Riggs Funds: Large Cap Growth Fund and Riggs Style Managed Stock Fund. The following describes the investment goals, strategies, and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal.

         The investment objective of each Fund described in this section may only be changed upon the approval of a majority of the outstanding shares of the Fund which would be affected by the change. The investment strategies are not fundamental and may be changed without shareholder approval.


riggs large cap growth fund

         Goal:  Seeks to provide capital appreciation.

         Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in equity securities, primarily common stocks, of the largest growth companies traded in the U.S. stock markets. To identify these companies, the investment adviser will examine the expected price to earnings ratio, price to book ratio and estimated earnings growth and categorize each stock as growth or value. The adviser will then pick the largest growth stocks based on market capitalization.


riggs style managed Stock fund

         Goal:  Seeks to provide capital appreciation.

         Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchange or trade in the over-the-counter markets, and which the investment adviser has identified as having superior appreciation potential. Factors such as product position, market share and potential earnings growth will be considered by the investment adviser.

The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth) and different sizes of companies (large, medium and small capitalization). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with high earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

WHAT ARE THE FUND'S FEES AND EXPENSES?


Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds' Class B Shares



Shareholder Fees                                                            Large Cap    Style Managed
                                                                            Growth Fund  Stock Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of        None         None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase  5.00%        5.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other      None         None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)          None         None
Exchange Fee                                                                None         None

Annual Fund Operating Expenses (Before [Reimbursements/Waivers])(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                              0.80%        0.80%
Distribution (12b-1) Fee                                                    0.75%        0.75%
Shareholder Services Fee                                                    0.25%        0.25%
Other Expenses                                                              0.59%        0.27%
Total Annual Fund Operating Expenses                                        2.39%        2.07%

1 Although not contractually obligated to do so, the [adviser will (waive/reimburse)] [adviser (waived/reimbursed)] [and] [distributor (will reimburse/reimbursed)] certain amounts. These are shown below along with the net expenses the Fund [actually paid] [expects to pay] for the fiscal year ended [Insert FYE].
    Total [Reimbursements/Waivers] of Fund Expenses % % Total Actual Annual Fund Operating Expenses (after % % [reimbursements/waivers] )
2  [Insert Applicable footnote(s) as provided by State Street Bank.
 .Class B Shares convert automatically to Class R Shares six years after purchase.
Example
This Example is intended to help you compare the cost of investing in a Fund's Class B Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in a Fund's Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that a Fund's Class B Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: Class B Shares 1 Year 3 Years 5 Years 10 Years

Large Cap Growth Fund
Expenses assuming redemption       $742        $1,045     $1,375     $2,726
Expenses assuming no redemption    $242          $745     $1,275     $2,726
Style Managed Equity Fund
Expenses assuming redemption       $710          $949     $1,214     $2,400
Expenses assuming no redemption    $210          $649     $1,114     $2,400

PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST

Equity Securities
The equity securities held by Large Cap Growth Fund and Style Managed Stock Fund represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which a Fund may invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
Depositary Receipts
Large Cap Growth Fund and Style Managed Stock Fund may invest in American Depositary Receipts (ADRs). Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying ADRs are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Portfolio Turnover
Each Fund actively trades its portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.


Temporary Defensive Investments
Each Fund may temporarily depart from its principal investment strategy by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


SPECIFIC RISKS OF INVESTING IN THE FUNDS
Stock Market Risks
o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount a Fund invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Growth
o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S.
     investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


WHAT DO SHARES COST?

You can purchase, redeem, or exchange Class B Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as specified in prospectus and SAI) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. The NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Washington, D.C. time) each day the NYSE is open. If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

The minimum initial investment in each Fund is $1000, except for an Individual Retirement Account ("IRA") which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


SALES CHARGE WHEN YOU REDEEM
Shareholders redeeming Class B Shares (and any Class R Shares of Riggs Prime Money Market Fund acquired in exchange for Class B Shares) from the Funds within five years of the purchase date will be charged a contingent deferred sales charge (CDSC). The CDSC will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. In determining the applicability of the CDSC, the required holding period for new shares received through an exchange will include the period for which the original shares were held. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with the following schedule:

Year of Redemption                        Contingent Deferred
  After Purchase                    Sales Charge
----------------                    ------------
      First                         5.00%
      Second                        4.00%
      Third                         3.00%
      Fourth                        2.00%
      Fifth                         1.00%
      Sixth                         0.00%


You will not be charged a CDSC when redeeming Shares:

o        purchased with reinvested dividends or capital gains;

     o following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

     o if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and

     o    which  are  qualifying   redemptions  of  shares  under  a  Systematic
          Withdrawal Program.

To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

o        Shares that are not subject to a CDSC; and

o        Shares held the longest .

o The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


Conversion of Class B Shares
Class B Shares will automatically convert into Class R Shares after six full years from the purchase date. Such conversion will be on the basis of the relative net asset value per share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another fund will convert into Class R Shares based on the time of the initial purchase.


HOW ARE THE FUNDS SOLD?

The Funds' Distributor, Federated Securities Corp. (Distributor) markets the Shares described in this prospectus. The Funds offer two share classes: Class B Shares and Class R Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class B Shares. Class B Shares are sold primarily to retail customers through broker/dealers which are not affiliated with Riggs Bank. Each share class has different expenses which affect their performance. Class R Shares are subject to certain of the same expenses. Class R Shares are subject to a 12b-1 fee and impose a 2% CDSC on shares. For more information concerning Class R Shares contact Riggs Investment Corp. at
(202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Class B Shares at an annual rate of up to 0.75% of the average net assets. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through Riggs Investment Corp., Riggs Bank, a Riggs affiliated broker/dealer or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares. Shares will be purchased at net asset value after the Fund receives the purchase request from Riggs Investment Corp. Purchase requests through authorized brokers and dealers must be received by Riggs Investment Corp. and transmitted to the Funds before 3:00 p.m. (Washington, D.C. time) in order for shares to be purchased at that day's public offering price.


THROUGH riggs investment corp.

     To place an order to purchase shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank.
Purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day.


By Wire
To purchase shares of a Fund by wire, call Riggs Investment Corp.

     Payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to Riggs Funds, note the name of the Fund and the share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656


If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Riggs Investment Corp.
808 17th Street, N.W. - 11th Floor
Washington, D.C. 20006
Orders received by mail are considered received after payment by check is converted by Riggs Investment Corp. into federal funds. This is normally the next business day.


through riggs-affiliated broker/Dealers
An investor may place an order through Riggs-affiliated broker/dealers to purchase shares of a Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from the broker/dealer. Purchase requests through Riggs-affiliated broker/dealers must be received by the broker/dealer before 3:00 p.m. (Washington, D.C. time) in order for shares to be purchased at that day's public offering price.


THROUGH AN EXCHANGE
You may purchase Class B Shares of the Funds through an exchange from Class B Shares of another Riggs Fund and for Class R Shares of Riggs Prime Money Market Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund shares at the net asset value next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


Through RIGGS FUNDS ONLINE sm
You may purchase Fund shares via the Internet through Riggs Funds OnLine SM at www.______________.com. See "Fund Transactions through Riggs Funds OnLine sm" in the Account and Share Information Section.


RETIREMENT INVESTMENTS

     Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.


HOW TO REDEEM AND EXCHANGE SHARES

Each Fund redeems Class B Shares (and any Class R Shares of Riggs Prime Money Market Fund acquired in exchange for Class B Shares) at their net asset value, less any applicable CDSC, next determined after Riggs Investment Corp. receives the redemption request.

Redemptions will be made on days on which both the New York Stock Exchange and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Investment Corp.


DIRECTLY FROM THE FUND

     By Telephone You may redeem or exchange Shares by calling Riggs Investment Corp. once you have completed the appropriate authorization form for telephone transactions. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

Redemption requests must be received before the end of regular trading on the NYSE (normally 4:00 p.m. Washington, D.C. time) in order for shares to be redeemed at that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to:

   Riggs Investment Corp.
   P.O. Box 96656
   Washington, D.C. 20090-6656


Send requests by private courier or overnight delivery service to:

   Riggs Investment Corp.
   808 17th Street, N.W. - 11th Floor
   Washington, D.C. 20006

   All requests must include:
o        Fund Name, Share Class and account number;

o        amount to be redeemed or exchanged;

o        signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.


Signature Guarantees Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Funds' ability to manage their assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


systematic withdrawal program
You may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


EXCHANGE PRIVILEGES
A shareholder may generally exchange Class B Shares of one Fund for Class B Shares of another Fund in the Trust, or exchange Class B Shares of one Fund for Class R Shares of Riggs Prime Money Market Fund at net asset value. Exchanges can be made by writing to or calling Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. A contingent deferred sales charge ("CDSC") is not assessed in connection with such exchanges, but if the shareholder redeems shares within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned shares will be measured from the date of original purchase and will not be affected by the exchange.

Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C.
time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

To execute an order to exchange you must first:

     o complete an authorization form permitting a Fund to accept telephone exchange requests;

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements;

o        specify the dollar value or number of shares to be exchanged; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder.

Shareholders may obtain further information on the exchange privilege by calling Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.


Systematic exchange program
Shareholders who desire to automatically exchange shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact Riggs Funds Shareholder Services.


ADDITIONAL CONDITIONS

Telephone Transactions
The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Funds no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Fund Transactions Through Riggs Funds OnLine SM.
If you have previously established an account with the Funds, and have signed an OnLine SM Agreement, you may purchase shares through the Riggs Funds Internet Site on the World Wide Web (http://www.____________.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the How to Purchase Shares section.

Trust customers of Riggs Bank N.A. should contact their account officer for information on the availability of transactions over the Internet.

You should contact Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 to get started. RFSS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact RFSS.


Online Conditions
Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

                           Minimum  Maximum

Purchases                  $____            $_________

Redemptions                By ACH: $___     By ACH: $________

                           By wire: $____   By wire: $_________

Exchanges                  $_______ $_________

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.


Online Risks
Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Riggs Funds, its transfer agent, distributor and RFSS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
Dividends on the Funds are declared and paid quarterly. Unless cash payments are requested by shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional shares of a Fund on payment dates at the ex-dividend date net asset value without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.


TAX INFORMATION
The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs, N.A. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006.

Riggs Bank, N.A. is a subsidiary of Riggs National Corporation, a bank holding company. Riggs Bank, N.A., or its subsidiary Riggs Investment Management Corporation. ("RIMCO"), has advised the Riggs Funds since September 1991, and as of April 30, 1999, provides investment advice for assets approximating $______ billion. RIMCO has a varied client base of over _____ other relationships including corporate, union and public pension plans, foundations, endowments and associations.

The Adviser has delegated daily management of the Style Managed Stock Fund and Large Cap Growth Fund to the following Sub-Advisers; Trend Capital Management (with respect to Style Managed Stock Fund); and J. Bush Co. Incorporated (with respect to Large Cap Growth Fund). These Sub-Advisers are paid by the Adviser and not by the Funds. The Sub-Adviser's addresses are: Trend Capital Management, 11100 Wayzata Blvd, Minnetonka, MN 55305; and J. Bush & Co., 55 Whitney Avenue, New Haven, CT 06510.

The Funds' portfolio managers are:

Thomas Fox, the manager of the Style Managed Stock Fund, is the Founder, President and Chief Investment Officer of Trend Capital Management. He is a graduate of Bemidji State University (BA). He has 17 years of investment experience in portfolio management and investment management consulting. His business experience includes Portfolio Manager at Kiene Wooters & ALLA Corp. as well as Portfolio and Consulting experience at Shearson Lehman Hutton.

Jason Seebachan, the manager of the Style Managed Stock Fund, is the Vice President of Research for Trend Capital Management. He joined Trend Capital Management in 1995. He is a graduate of the University of Minnesota and has a B.S. degree in Mechanical Engineering. He has 10 years of experience in process engineering for the manufacturing industry, and spent the past 4 years adapting engineering techniques to financial applications.

Jonathan Bush, the manager of the Large Cap Growth Fund, is the Chairman and Chief Executive Officer of J. Bush & Co., Inc. He founded the Company in 1970. He is a graduate of Yale University (BA) and New York University School of Business (MBA). In addition to managing portfolios at J. Bush & Co., Mr. Bush is a member of the Board and former chairman of the United Negro College Fund and a Director of the Yale New Haven Hospital and Vista of Westbrook, Inc. Mr. Bush serves as a director of Russell Reynolds Associates. He is a former Board member of Inwood House (the home for unwed mothers), the Eye Bank for sight Restoration, The Yale Alumni Fund, the Boys' Club of New York, and Miss Porter's School, and a former New York State Finance Committee Chairman and member of the Executive Committee of the New York State Republican State Committee, Co-chairman of Reagan/Bush 1984, and New York General Chairman of Bush/Quayle 1988. Mr. Bush holds honorary degrees from Bethune-Cookman College, St. Augustine's College, and Stillman College. He is the son of the late Senator Prescott Bush and the brother of former President George Bush.

     Russ Schmiedel Alstott, the manager of the Large Cap Growth Fund, joined J. Bush & Co. in 1998 and serves as the firm's Chief Investment Officer and Executive Vice President. Mr. Alstott's education includes: AB summa cum laude from Harvard College in 1984; JD from the Yale Law School in 1989 and senior editor of the Yale Law Journal; and MBA from the Stanford Graduate School of Business in 1989. His business experience includes: five years as a strategic management consultant at McKinsey & Company in New York; two years as an investment banker in corporate finance and capital markets at Morgan Stanley in New York; and one year as Vice President of a small business venture wholly-owned by Corning, Inc. in New Jersey. Mr. Alstott's wife Anne L. Alstott is a professor at the Yale Law School.

     Mary McDonnell Milman, the manager of the Large Cap Growth Fund, is Vice President of Operations, and joined J. Bush & Co. in 1982. She is a graduate of New York University's Stern School of Business and became a registered representative in 1977 while working at Morgan Stanley. She is responsible for
J. Bush & Co. administration, including financial operations, computer systems, regulatory reporting and trading. She was instrumental in the selection and implementation of the information technology infrastructure for the firm. Mrs. Milman is the Financial Operations Principal of J. Bush & Co.


Advisory Fees
The Adviser receives an annual investment advisory fee at an annual rate of up to 0.80% of each Fund's average net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds', that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Funds' fiscal year end is April 30. As this is the Funds' first fiscal year, financial information is not yet available.

38

RIGGS FUNDS

CLASS B SHARES
Riggs Large Cap Growth Fund
Riggs Style Managed Stock Fund

A Statement of Additional Information (SAI) dated October ___, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or contact Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

You can obtain information about the Funds (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-6309

Cusip 76656A___
Cusip 76656A___


Prospectus



RIGGS FUNDS

CLASS R SHARES
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Large Cap Growth Fund
Riggs Long Term Tax Free Bond Fund
Riggs Style Managed Stock Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







            Contents
            Fund Goals, Strategies, Performance and Risk
            The Funds' Fees and Expenses
            Principal Securities in Which the Funds Invest
            Specific Risks of Investing in the Funds
            What do Shares Cost?
            How are the Funds Sold?
            How to Purchase Shares
            How to Redeem and Exchange Shares
            Account and Share Information
            Who Manages the Funds?
            Financial Information




October ____, 1999

                  FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

         Riggs Funds offer ten portfolios, including four equity funds, four income funds and two money market funds. This prospectus relates to the following five Riggs Funds: Riggs Bond Fund, Riggs Intermediate Tax Free Bond Fund, Riggs Large Cap Growth Fund, Riggs Long Term Tax Free Bond Fund and Riggs Style Managed Stock Fund. The following describes the investment goals, strategies, and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal.

         The investment objective of each Fund described in this section may only be changed upon the approval of a majority of the outstanding shares of the Fund which would be affected by the change. The investment strategies are not fundamental and may be changed without shareholder approval.


riggs bond fund

     Goal: Seeks to provide a high level of current income as is consistent with the preservation of capital.

         Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in investment grade fixed income securities. The investment adviser allocates the Fund's portfolio among business sectors, and adjusts the credit quality and maturity of the portfolio by analyzing expected changes in interest rates and corporate earnings. In selecting a portfolio security, the adviser analyzes the business, competitive position and financial condition of the issuer to assess whether the security's potential return outweighs its risk. The Fund may invest up to 35% of its assets in non-investment grade fixed income securities. Although the selection of non-investment grade securities involves the same factors as investment grade securities, the adviser gives greater emphasis to its analysis of the issuer.


riggs Intermediate Tax free bond fund

     Goal: Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

         Strategy: The Fund pursues its investment objective by investing in a portfolio of investment grade tax exempt securities so that at least 80% of its annual interest income is exempt from federal income tax, including federal alternative minimum tax for individuals and corporations (AMT). The Fund will maintain a dollar-weighted average duration of four years or less. The investment adviser adjusts the portfolio's duration within the four-year limitation based upon the adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

In selecting individual securities, the adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The adviser attempts to enhance the Fund's income, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns.


riggs large cap growth fund

         Goal:  Seeks to provide capital appreciation.

         Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in equity securities, primarily common stocks, of the largest growth companies traded in the U.S. stock markets. To identify these companies, the investment adviser will examine the expected price to earnings ratio, price to book ratio and estimated earnings growth and categorize each stock as growth or value. The adviser will then pick the largest growth stocks based on market capitalization.

riggs long term tax free bond fund

     Goal: Seeks to provide a high level of current income which is exempt from federal income tax.

         Strategy: The Fund pursues its investment objective by investing in a portfolio of investment grade tax exempt securities so that at least 80% of its annual interest income is exempt from federal income tax, including federal alternative minimum tax for individuals and corporations (AMT). The Fund will invest primarily in long term securities. The Fund's dollar weighted average duration will exceed four years. The investment adviser adjusts the portfolio's duration based on the adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to rise.

In selecting individual securities, the adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The adviser attempts to provide superior levels of after tax total return. After tax total return consists of two components: (1) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares; and (2) income received from the Fund's portfolio securities.


riggs style managed Stock fund

         Goal:  Seeks to provide capital appreciation.

         Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchange or trade in the over-the-counter markets, and which the investment adviser has identified as having superior appreciation potential. Factors such as product position, market share and potential earnings growth will be considered by the investment adviser.

The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth) and different sizes of companies (large, medium and small capitalization). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with high earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

PRINCIPAL RISKS OF THE FUNDS
In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and an investor could lose money. It is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank including Riggs Bank N.A., are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



------------------------------- -------------- ------------- ------------- -------------- -------------
Risks                             Bond Fund    Intermediate   Large Cap      Long Term       Style
                                                 Tax Free    Growth Fund     Tax Free       Managed
                                                Bond Fund                    Bond Fund     Stock Fund
------------------------------- -------------- ------------- ------------- -------------- -------------
Stock Market Risks (1)                                       o                            o
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Liquidity Risks (2)                            o                           o              o
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Risks Related to Investing                                                                o
for Value (3)
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Risks Related to Company Size                                                             o
(4)
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Risks of Foreign Investing (5)                               o                            o
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Credit Risks (6)                o              o                           o              o
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Interest Rate Risks (7)         o              o                           o
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Call Risks(8)                                  o                           o
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Risks Associated with Non-      o
Investment Grade Securities
(9)
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Sector Risks (10)                              o                           o
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Risks Related to Investing                                   o                            o
for Growth (11)
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Leverage Risks (12)                                                        o
------------------------------- -------------- ------------- ------------- -------------- -------------
------------------------------- -------------- ------------- ------------- -------------- -------------
Tax Risks (13)                                 o                           o
------------------------------- -------------- ------------- ------------- -------------- -------------

(1) The value of equity securities rise and fall.
(2) Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.
(3) Value stocks depend less on price changes for returns and may lag behind growth stock in an up market. (4) The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. (5) Foreign economic, political or regulatory conditions may be less favorable than those of the United States. (6) The possibility that an issuer will default on a security by failing to pay interest or principal when due. (7) Prices of fixed income securities rise and fall in response to interest rate changes. (8) A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.
(9) A Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
(10) Because a Fund may allocate relatively more assets to certain industry sectors and geographic regions than others, a Fund's performance may be more susceptible to any developments which affect those sectors or geographic areas emphasized by a Fund.
(11) Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.
(12) Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
(13) Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state's tax law, could adversely affect shareholders of a Fund.

WHAT ARE THE FUND'S FEES AND EXPENSES?


Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds' Class R Shares



Shareholder Fees                                                            Bond Fund Intermdiate  Large Cap Long Term  Style
                                                                                      Tax Free     Growth    Tax Free   Managed
                                                                                      Bond Fund    Fund      Bond Fund  Stock Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of        None     None         None      None       None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase  2.00%    2.00%        2.00%     2.00%      2.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other      None     None         None      None       None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)          None     None         None      None       None
Exchange Fee                                                                None     None         None      None       None

Annual Fund Operating Expenses (Before [Reimbursements/Waivers])(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                              0.75%%   0.75%        0.80%     0.75%      0.80%
Distribution (12b-1) Fee                                                    0.25%    0.25%        0.25%     0.25%      0.25%
Shareholder Services Fee                                                    0.25%    0.25%        0.25%     0.25%      0.25%
Other Expenses                                                              0.43%    0.34%        0.59%     0.34%      0.27%
Total Annual Fund Operating Expenses                                        1.73%    1.64%        1.89%     1.64%      1.57%
1  Although not contractually obligated to do so, the [adviser will (waive/reimburse)] [adviser
   (waived/reimbursed)] [and] [distributor (will reimburse/reimbursed)] certain amounts. These are shown below along with the net expenses the Fund [actually paid] [expects to pay] for the fiscal year ended [Insert FYE].
    Total [Reimbursements/Waivers] of Fund Expenses                         %        %            %         %          %
   Total Actual Annual Fund Operating Expenses (after                       %        %            %         %          %
   [reimbursements/waivers] )
2 [Insert Applicable footnote(s) as provided by State Street Bank.


Example
This Example is intended to help you compare the cost of investing in a Fund's Class R Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in a Fund's Class R Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that a Fund's Class R Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: Class R Shares 1 Year 3 Years
Bond Fund
Expenses assuming redemption              $376          $745
Expenses assuming no redemption           $176          $545
Intermediate Tax Free Bond Fund
Expenses assuming redemption              $367          $717
Expenses assuming no redemption           $167          $517
Large Cap Growth Fund
Expenses assuming redemption              $392          $794
Expenses assuming no redemption           $192          $594
Long Term Tax Free Bond Fund
Expenses assuming redemption              $367          $717
Expenses assuming no redemption           $167          $517
Style Managed Equity Fund
Expenses assuming redemption              $360          $696
Expenses assuming no redemption           $160          $496

PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST
Equity Securities
The equity securities held by Large Cap Growth Fund and Style Managed Stock Fund represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which a Fund may invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. In addition to Large Cap Growth Fund, Style Managed Equity Fund and Bond Fund may invest in redeemable preferred stock and will treat such redeemable preferred stock as a fixed income security.
Fixed Income Securities
Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund invest principally in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the principal types of fixed income securities in which a Fund may invest.
     Corporate Debt Securities
     Bond Fund may invest in corporate debt securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

     Municipal Securities
     Bond Fund may invest in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities. Inverse Floaters Long Term Tax Free Bond Fund may invest in inverse floaters. An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rates paid on the inverse floater goes down; when market interest goes down, the interest rate paid on inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks. Zero Coupon Securities Bond Fund and Long Term Tax Free Bond Fund may invest in zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
Tax Exempt Securities
Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund invest primarily in tax exempt securities. Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. General Obligation Bonds General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law. Special Revenue Bonds Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT. Tax Increment Financing Bonds Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. Municipal Notes Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Variable Rate Demand Instruments Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. Municipal Leases Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases. Foreign Securities Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
     Depositary Receipts
     Large Cap Growth Fund and Style Managed Stock Fund may invest in American Depositary Receipts. Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
Special Transactions
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Delayed Delivery Transactions Large Cap Growth Fund and Style Managed Stock Fund may invest in American Depositary Receipts. Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

Portfolio Turnover

Each Fund actively trades its portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.


Temporary Defensive Investments
Each Fund may temporarily depart from its principal investment strategy by investing their assets in cash and shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


SPECIFIC RISKS OF INVESTING IN THE FUNDS
Stock Market Risks
o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount a Fund invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Liquidity Risks
o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
o Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
Risks Related to Investing for Value
o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth
o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
Risks Related to Company Size
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S.
     investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Tax Risks
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

o        Income from the Fund may be subject to the AMT.

Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.
Sector Risks
o A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.
Risks Associated with Noninvestment Grade Securities
o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When a Fund receives your transaction request in proper form (as specified in prospectus and SAI) it is processed at the next calculated net asset value (NAV) The Funds do not charge a front-end sales charge. The NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Washington, D.C. time) each day the NYSE is open. If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

Except as set forth below, the minimum initial investment in each Fund is $1,000 [$500 for an Individual Retirement Account ("IRA")]. Subsequent investments must be in amounts of at least $100 ($50 for an IRA). An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Shareholders redeeming Class R Shares from the Funds within five years of the purchase date will be charged a CDSC equal to 2.00% or the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption. The CDSC will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. In determining the applicability of the CDSC, the required holding period for new shares received through an exchange will include the period for which the original shares were held.

You will not be charged a CDSC when redeeming Shares:

o as a shareholder who acquired Shares prior to July 1, 1998 (including shares acquired in exchange for shares acquired prior to July 1, 1998);

o        purchased with reinvested dividends or capital gains;

o following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

     o if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and

     o    which  are  qualifying   redemptions  of  shares  under  a  Systematic
          Withdrawal Program.

In addition, you will not be charged a CDSC:

o on shares held by Trustees, employees and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;

o on shares originally purchased (i) through the Trust Division or the Private Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and

o on shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

o        Shares that are not subject to a CDSC; and

o        Shares held the longest .

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW ARE THE FUNDS SOLD?

The Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund offer one share class: Class R Shares. The Large Cap Growth Fund and Style Managed Stock Fund offer two share classes: Class R Shares and Class B Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class R Shares. Each share class has different expenses which affect their performance. Class B Shares are subject to certain of the same expenses. Class B Shares are subject to a 12b-1 fee and impose a 5% CDSC on shares. For more information concerning Class B Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp. (Distributor) markets the Shares described in this prospectus.

Class R Shares of the Funds are sold primarily to retail and trust customers of Riggs Bank through Riggs Bank and its affiliates.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Class R Shares at an annual rate of up to 0.25% of the average daily assets of the Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through Riggs Investment Corp., Riggs Bank, a Riggs-affiliated broker/dealer or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares.


THROUGH riggs investment corp.

To place an order to purchase shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to the Funds, purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day.


By Wire
To purchase shares of a Fund by wire, call the number on the front page of this prospectus.

With respect to the Funds, payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to Riggs Funds, note the name of the Fund and the share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Riggs Investment Corp.
808 17th Street, N.W. - 11th Floor
Washington, D.C. 20006
Orders received by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day.


through riggs-affiliated broker/Dealers
An investor may place an order through Riggs-affiliated broker/dealers to purchase shares of a Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from the broker/dealer. Purchase requests through Riggs-affiliated broker/dealers must be received by the broker/dealer before 3:00 p.m. (Washington, D.C. time) in order for shares to be purchased at that day's public offering price.


THROUGH AN EXCHANGE
You may purchase Class R Shares of the Funds through an exchange from Class R Shares of another Riggs Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund shares at the net asset value next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer.

Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


Through RIGGS FUNDS ONLINE sm
You may purchase Fund shares via the Internet through Riggs Funds OnLine SM at www.______________.com. See "Fund Transactions through Riggs Funds OnLine sm" in the Account and Share Information Section.


RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.


HOW TO REDEEM AND EXCHANGE SHARES

Each Fund redeems Class R Shares at their net asset value, less, in the case of Class R Shares, any applicable CDSC, next determined after Riggs Investment Corp. receives the redemption request.

Redemptions will be made on days on which both the New York Stock Exchange and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by calling Riggs Investment Corp. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Funds, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Washington, D.C. time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656
Send requests by private courier or overnight delivery service to:

Riggs Investment Corp.
808 17th Street, N.W. - 11th Floor
Washington, D.C. 20006

All requests must include:

o        Fund Name, Share Class and account number;

o        amount to be redeemed or exchanged;

o        signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.


Signature Guarantees Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

systematic withdrawal program
You may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.


EXCHANGE PRIVILEGES
A shareholder may generally exchange Class R Shares of one Fund for Class R Shares of any of the other Funds in the Trust at net asset value by writing to or calling Riggs Funds Shareholder Services. A CDSC is not assessed in connection with such exchanges, but if the shareholder redeems shares within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned shares will be measured from the date of original purchase and will not be affected by the exchange.

Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C.
time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

To execute an order to exchange you must first:

     o complete an authorization form permitting the Fund to accept telephone exchange requests;

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements;

o        specify the dollar value or number of shares to be exchanged; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder.

Shareholders may obtain further information on the exchange privilege by calling Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.


Systematic exchange program
Shareholders who desire to automatically exchange shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact Riggs Funds Shareholder Services.


ADDITIONAL CONDITIONS

Telephone Transactions
The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Funds no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

Fund Transactions Through Riggs Funds OnLine SM.
If you have previously established an account with the Funds, and have signed an OnLine SM Agreement, you may purchase shares through the Riggs Funds Internet Site on the World Wide Web (http://www.____________.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the How to Purchase Shares section.

Trust customers of Riggs Bank N.A. should contact their account officer for information on the availability of transactions over the Internet.

You should contact Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free at 1-800-934-3883 to get started. RFSS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact RFSS.


Online Conditions
Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

                           Minimum  Maximum

Purchases                  $____            $_________

Redemptions                By ACH: $___     By ACH: $________

                           By wire: $____   By wire: $_________

Exchanges                  $_______ $_________

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.


Online Risks
Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Riggs Funds, its transfer agent, distributor and RFSS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
With respect to the Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, dividends are declared daily and paid monthly. Unless shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional shares of the respective Fund on payment dates at net asset value on the ex-dividend date without a sales charge.

With respect to the Large Cap Growth Fund and Style Managed Stock Fund, dividends are declared and paid quarterly. Unless cash payments are requested by shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.


TAX INFORMATION
The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

With respect to the Intermediate Tax Free bond Fund and Long Term Tax Free Bond Fund, an annual statement of your account activity will be sent to assist you in completing your federal, state and local tax returns. It is anticipated that a Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of a Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Bank, N.A. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006.

     Riggs Bank, N.A. is a subsidiary of Riggs National Corporation, a bank holding company. Riggs Bank, N.A., or its subsidiary Riggs Investment Management Corp. ("RIMCO"), has advised the Riggs Funds since September 1991, and as of April 30, 1999, provides investment advice for assets approximating $______ billion. Riggs Bank, N.A. has a varied client base of over _____ other relationships including corporate, union and public pension plans, foundations, endowments and associations.

The Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund are managed by the Adviser. The Adviser has delegated daily management of the Style Managed Stock Fund and Large Cap Growth Fund to the following Sub-Advisers: Trend Capital Management (with respect to Style Managed Stock
Fund); and J. Bush Co. Incorporated (with respect to Large Cap Growth Fund). These Sub-Advisers are paid by the Adviser and not by the Funds. The Sub-Adviser's addresses are: Trend Capital Management, 950 Interchange Tower, 600 South Highway 169, Minneapolis, MN 55426; J. Bush & Co., 55 Whitney Avenue, New Haven, CT 06510.

The Funds' portfolio managers are:

Philip D. Tasho is the Chief Executive Officer and Chief Investment Officer of RIMCO and served as the manager of the Stock Fund from its inception through June 1994. Most recently, Mr. Tasho was a Vice President at Shawmut Investment Advisers in Boston, MA from 1994 to 1995. Prior to that, Mr. Tasho served as a Managing Director of RIMCO and was a member of the senior management committee from 1990 to 1994. He also served as a Senior Portfolio Manager for the Sovran Bank in Bethesda and as Director of Research for the same bank at its Richmond head office. He started his career as a Trust Investment Officer for the First American Bank in Washington. Mr. Tasho earned a B.A. in Russian from Grinnel College and an M.B.A. in Finance and Investments from George Washington University. He holds a CFA from the Institute of Chartered Financial Analysts. Mr. Tasho assumed portfolio management responsibility of the Stock Fund and Small Company Stock Fund in November 1995.

     Nathan Reischer is Director and Chief Fixed Income Strategist of RIMCO. He is responsible for formulating the firm's fixed income investment strategy and directing management of its fixed income portfolios. Mr. Reischer has more than 20 years of fixed income management experience. He was Director and Senior Domestic Strategist for Barclays Capital, Inc. in New York from 1995 until joining RIMCO in 1998. From 1983 to 1994, he served as Fixed Income Portfolio Manager and Director of Cash Management at GM Investment Management Company in New York. He brings additional asset/liability management experience having been a consultant to financial institutions at IMA, Inc. in Seattle, and Vice
President and Manager of the Investment Portfolio Department at Seattle First National Bank. Mr. Reischer earned his B.B.A. in Economics from the University of Houston and his M.B.A. from Bernard M. Baruch College. He assumed portfolio management responsibilities for the U.S. Government Securities Fund in September 1998.

Thomas Fox, the manager of the Style Managed Stock Fund, is the Founder, President and Chief Investment Officer of Trend Capital Management. He is a graduate of Bemidji State University (BA). He has 17 years of investment experience in portfolio management and investment management consulting. His business experience includes Portfolio Manager at Kiene Wooters & ALLA Corp. as well as Portfolio and Consulting experience at Shearson Lehman Hutton.

Jason Seebachan, the manager of the Style Managed Stock Fund, is the Vice President of Research for Trend Capital Management. He joined Trend Capital Management in 1995. He is a graduate of the University of Minnesota and has a B.S. degree in Mechanical Engineering. He has 10 years of experience in process engineering for the manufacturing industry, and spent the past 4 years adapting engineering techniques to financial applications.

Jonathan Bush, the manager of the Large Cap Growth Fund, is the Chairman and Chief Executive Officer of J. Bush & Co., Inc. He founded the Company in 1970. He is a graduate of Yale University (BA) and New York University School of Business (MBA). In addition to managing portfolios at J. Bush & Co., Mr. Bush is a member of the Board and former chairman of the United Negro College Fund and a Director of the Yale New Haven Hospital and Vista of Westbrook, Inc. Mr. Bush serves as a director of Russell Reynolds Associates. He is a former Board member of Inwood House (the home for unwed mothers), the Eye Bank for sight Restoration, The Yale Alumni Fund, the Boys' Club of New York, and Miss Porter's School, and a former New York State Finance Committee Chairman and member of the Executive Committee of the New York State Republican State Committee, Co-chairman of Reagan/Bush 1984, and New York General Chairman of Bush/Quayle 1988. Mr. Bush holds honorary degrees from Bethune-Cookman College, St. Augustine's College, and Stillman College. He is the son of the late Senator Prescott Bush and the brother of former President George Bush.

     Russ Schmiedel Alstott, the manager of the Large Cap Growth Fund, joined J. Bush & Co. in 1998 and serves as the firm's Chief Investment Officer and Executive Vice President. Mr. Alstott's education includes: AB summa cum laude from Harvard College in 1984; JD from the Yale Law School in 1989 and senior editor of the Yale Law Journal; and MBA from the Stanford Graduate School of Business in 1989. His business experience includes: five years as a strategic management consultant at McKinsey & Company in New York; two years as an investment banker in corporate finance and capital markets at Morgan Stanley in New York; and one year as Vice President of a small business venture wholly-owned by Corning, Inc. in New Jersey. Mr. Alstott's wife Anne L. Alstott is a professor at the Yale Law School.

     Mary McDonnell Milman, the manager of the Large Cap Growth Fund, is Vice President of Operations, and joined J. Bush & Co. in 1982. She is a graduate of New York University's Stern School of Business and became a registered representative in 1977 while working at Morgan Stanley. She is responsible for
J. Bush & Co. administration, including financial operations, computer systems, regulatory reporting and trading. She was instrumental in the selection and implementation of the information technology infrastructure for the firm. Mrs. Milman is the Financial Operations Principal of J. Bush & Co.Advisory Fees

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund - 0.75%; and Large Cap Growth Fund and Style Managed Equity Fund - 0.80%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.


advisory fees
The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund - 0.75%; and Large Cap Growth Fund and Style Managed Stock Fund - 0.80%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds', that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Funds' fiscal year end is April 30. As this is the Funds' first fiscal year, financial information is not yet available.

41

RIGGS FUNDS

CLASS R SHARES
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Large Cap Growth Fund
Riggs Long Term Tax Free Bond Fund
Riggs Style Managed Stock Fund

A Statement of Additional Information (SAI) dated October ___, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

You can obtain information about the Funds (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-6309

Cusip 76656A ___
Cusip 76656A____
Cusip 76656A ___
Cusip 76656A___
Cusip 76656A____


                                   Riggs Funds
                                 Riggs Bond Fund
                                 Class R Shares

                      Riggs Intermediate Tax Free Bond Fund
                                 Class R Shares

                           Riggs Large Cap Growth Fund
                                 Class R Shares
                                 Class B Shares

                       Riggs Long Term Tax Free Bond Fund
                                 Class R Shares

                         Riggs Style Managed Stock Fund
                                 Class R Shares
                                 Class B Shares

                       Statement of Additional Information
                                October __, 1999

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of the Riggs Funds dated October __, 1999.

Obtain the prospectuses without charge by calling Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.


      CONTENTS

           How Are the Funds Organized?............................2
           Securities in Which the Funds Invest....................2
           What do Shares Cost?....................................16
           How Are the Funds Sold?.................................16
           Redemption in Kind......................................17
           Subaccounting Services..................................17
           Massachusetts Partnership Law...........................18
           Account and Share Information...........................18
           Tax Information.........................................18
           Who Manages and Provides Services to the Funds..........19
           Fees Paid by the Funds for Services.....................24
           How do the Funds Measure Performance?...................25
           Addresses...............................................30

      Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
      _________________(10/99)

HOW ARE THE FUNDS ORGANIZED

Riggs Funds (Trust) is a diversified, open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 1, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees (the Board) has established three classes of shares known as Class R Shares, Class Y Shares and Class B Shares. This SAI relates to two classes of Shares. The Funds' investment adviser is Riggs Bank, N.A. (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST
In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective. Following tables indicate which types of securities are a: o P = Principal investment of a Fund; o A = Acceptable (but not principal) investment of a Fund; or o N = Not an acceptable investment of a Fund.



-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Securities                                        Bond Fund        Intermediate      Large Cap       Long Term     Style Managed
                                                                     Tax Free       Growth Fund      Tax Free       Stock Fund
                                                                     Bond Fund                       Bond Fund
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
 American Depository Receipts                         A                  N               P               N               P
 ------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Agency Securities                                     A                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Bank Instruments                                      A                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Collateralized Mortgage Obligations                   A                  N               N               N               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Commercial Paper 4 5                                  P                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Common Stocks                                         A                  N               P               N               P
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Convertible Securities                                P                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Corporate Debt Obligations  3                         P                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Credit Enhancement 1                                  A                  A               A               P               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Demand Instruments                                    A                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Foreign Securities                                    A                  N               A               N               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Futures and Options Transactions                      A                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
General Obligation Bonds                              N                  P               N               P               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Insurance Contracts                                   A                  N               N               N               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Inverse Floaters                                      A                  A               N               P               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Municipal Securities                                  P                  P               N               P               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Mortgage Backed Securities                            A                  N               N               N               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Asset Backed Securities                               A                  N               N               N               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Preferred Stocks                                      P                  N               P               N               P
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Private Activity Bonds                                N                  P               N               P               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Real Estate Investment Trusts                         A                  N               A               N               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Repurchase Agreements                                 P                  P               P               P               P
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Reverse Repurchase Agreements                         A                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------




-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Securities of Other Investment Companies              A                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Special Revenue Bonds                                 N                  P               N               P               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Treasury Securities                                   A                  A               A               A               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Variable Rate Demand Notes                            A                  P               A               P               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Warrants                                              A                  N               A               N               A
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
When-Issued Transactions                              P                  P               P               P               P
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------
Zero Coupon Securities                                P                  N               N               P               N
-------------------------------------------- --------------------- -------------- ----------------- ------------ ------------------


75


SECURITIES DESCRIPTIONS AND TECHNIQUES
Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security. Real Estate Investment Trusts (REITs) REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market. Warrants Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which a Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     Municipal Securities
     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities. Mortgage Backed Securities Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
         Collateralized Mortgage Obligations (CMOs)
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

              Sequential CMOs
              In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. PACs, TACs and Companion Classes More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. IOs and POs CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks. Floaters and Inverse Floaters Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. Z Classes and Residual Classes CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.
     Asset Backed Securities
     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities. Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment, but the value of the convertible security may also be adversely affected by the source of the potential depreciation of the equity security. The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.
     General Obligation Bonds
     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law. Special Revenue Bonds Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

     Private Activity Bonds
         Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.
     Tax Increment Financing Bonds
     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. Variable Rate Demand Instruments Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

     Municipal Notes
     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
The foreign securities in which the Funds invest are primarily denominated in U.S. dollars. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
     (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract. A Fund may trade in the following types of derivative contracts.
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds may buy/sell the following types of futures contracts: Financial Futures and Stock Index Futures.

     Options
     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Funds may: Buy call options on portfolio securities and on futures contracts in anticipation of an increase in the value of the underlying asset.; Buy put options on portfolio securities and on futures contracts in anticipation of a decrease in the value of the underlying asset.; and Buy or write options to close out existing options positions. The Funds may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.
Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agree to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to counterparty risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

     Securities Lending
     A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks. These transactions create leverage risks. Asset Coverage In order to secure their obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings
An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1+ or F-1 by Fitch IBCA, Inc.
("Fitch"), are all considered rated in the highest short-term rating category.


INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds' risks are described below.

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
Consequently, the Fund's share price may decline.
The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. Risks Related to Company Size Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risks
o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
o Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
Leverage Risks
Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Funds' risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy. Risks of Foreign Investing Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments. Tax Risks In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall. Sector Risks A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers. Risks Associated with Noninvestment Grade Securities Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. Call Risks Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money
   The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Lending Cash or Securities
   The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
   The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Investing in Real Estate
   The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification of Investments
   With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments
   The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting
   The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
   The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
   The Government Fund, Small Company Fund and Stock Fund will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   The Prime Fund and Treasury Fund will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
   The U.S. Government Securities Fund, Stock Fund, Small Company Stock Fund and Prime Money Market Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the net assets of the U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund, and 10% of the net assets of the Prime Money Market Fund.

Investing in Securities of Other Investment Companies
   The Funds may invest their assets in the securities of other investment companies.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


DETERMINING MARKET VALUE OF SECURITIES

With respect to the Funds, the market values of the Funds' portfolio securities are determined as follows:

         for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

         for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o
futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

You will not be charged a CDSC when redeeming Shares:

     o as a shareholder who acquired Shares prior to July 1, 1998 (including shares acquired in exchange for shares acquired prior to July 1,
          1998);

o        purchased with reinvested dividends or capital gains;

     o following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

     o if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and

     o    which  are  qualifying   redemptions  of  shares  under  a  Systematic
          Withdrawal Program.

In addition, you will not be charged a CDSC:

o on shares held by Trustees, employees and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;

o on shares originally purchased (i) through the Trust Division or the Private Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and

o on shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (Class R Shares and Class B Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION


FEDERAL INCOME TAX
The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.


FOREIGN INVESTMENTS
If the Funds purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of five funds.

     As of October ______, 1999, the Funds' Board and Officers as a group owned less than 1% of the Funds' outstanding Class R and B Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                                                        Aggregate
Birth Date                                                                                  Compensation
Address                                                                                     From Trust
Position With Trust              Principal Occupations
                                 for Past Five Years
John F. Donahue*+                Chief Executive Officer and Director or Trustee of the                    $0
Birth Date: July 28, 1924        Federated Fund Complex; Chairman and Director,
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,
1001 Liberty Avenue              Federated Investment Management Company; Chairman and
Pittsburgh, PA                   Director, Federated Investment Counseling, and
CHAIRMAN and TRUSTEE             Federated Global Investment Management Corp.; Chairman,
                                 Passport Research, Ltd.
Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                  $1412.26
Birth Date: February 3, 1934     Director, Member of Executive Committee, Children's
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner, Ernst
Pittsburgh, PA                   & Young LLP; Director, MED 3000 Group, Inc.; Director,
TRUSTEE                          Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                  $1553.73
Birth Date: June 23, 1937        President, Investment Properties Corporation; Senior
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,
John R. Wood Associates, Inc.    Realtors; Partner or Trustee in private real estate
Realtors                         ventures in Southwest Florida; formerly: President,
3255 Tamiami Trial North         Naples Property Management, Inc. and Northgate Village
Naples, FL                       Development Corporation.
TRUSTEE
Nicholas Constantakis            Director or Trustee of the Federated Fund Complex;                  $1412.26
Birth Date: September 3, 1939    formerly: Partner, Andersen Worldwide SC.
175 Woodshire Drive
Pittsburgh, PA
TRUSTEE
John F. Cunningham               Director or Trustee of some of the Federated Funds;                       $0
Birth Date: March 5, 1943        Chairman, President and Chief Executive Officer,
353 El Brillo Way                Cunningham & Co., Inc. ; Trustee Associate, Boston
Palm Beach, FL                   College; Director, EMC Corporation; formerly: Director,
TRUSTEE                          Redgate Communications.

                                 Previous Positions: Chairman of the Board and Chief
                                 Executive Officer, Computer Consoles, Inc.; President
                                 and Chief Operating Officer, Wang Laboratories;
                                 Director, First National Bank of Boston; Director,
                                 Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                  $1412.26
Birth Date: October 11, 1932     Professor of Medicine, University of Pittsburgh;
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and
Pittsburgh, PA                   Internist, University of Pittsburgh Medical Center;
TRUSTEE                          Member, National Board of Trustees, Leukemia Society of
                                 America.

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                  $1446.23
Birth Date: March 16, 1942       formerly: Representative, Commonwealth of Massachusetts
One Royal Palm Way               General Court; President, State Street Bank and Trust
100 Royal Palm Way               Company and State Street Corporation.
Palm Beach, FL
TRUSTEE                          Previous Positions: Director, VISA USA and VISA
                                 International; Chairman and Director, Massachusetts
                                 Bankers Association; Director, Depository Trust
                                 Corporation.

Charles F. Mansfield, Jr.        Director or Trustee of some of the Federated Funds;                       $0
Birth Date: April 10, 1945       Management Consultant.
80 South Road
Westhampton Beach, NY            Previous Positions: Chief Executive Officer, PBTC
TRUSTEE                          International Bank; Chief Financial Officer of Retail
                                 Banking Sector, Chase Manhattan Bank; Senior
                                 Vice President, Marine Midland Bank; Vice
                                 President, Citibank; Assistant Professor of
                                 Banking and Finance, Frank G. Zarb School of
                                 Business, Hofstra University.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                  $1446.23
S.J.D.                           President, Law Professor, Duquesne University;
Birth Date: December 20, 1932    Consulting Partner, Mollica & Murray.
President, Duquesne University
Pittsburgh, PA                   Previous Positions: Dean and Professor of Law,
TRUSTEE                          University of Pittsburgh School of Law; Dean and
                                 Professor of Law, Villanova University School of Law.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                  $1412.26
Birth Date: June 21, 1935        Public Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA                   Previous Positions: National Spokesperson, Aluminum
TRUSTEE                          Company of America; business owner.
John S. Walsh                    Director or Trustee of some of the Federated Funds;                  $339.20
Birth Date: November 28, 1957    President and Director, Heat Wagon, Inc.; President and
2007 Sherwood Drive              Director, Manufacturers Products, Inc.; President,
Valparaiso, IN                   Portable Heater Parts, a division of Manufacturers
TRUSTEE                          Products, Inc.; Director, Walsh & Kelly, Inc.;
                                 formerly: Vice President, Walsh & Kelly, Inc.

J. Christopher Donahue+          President or Executive Vice President of the Federated                    $0
Birth Date: April 11, 1949       Fund Complex; Director or Trustee of some of the Funds
Federated Investors Tower        in the Federated Fund Complex; President and Director,
1001 Liberty Avenue              Federated Investors, Inc.; President and Trustee,
Pittsburgh, PA                   Federated Investment Management Company; President and
EXECUTIVE VICE PRESIDENT AND     Director, Federated Investment Counseling and Federated
TRUSTEE                          Global Investment Management Corp.; President, Passport
                                 Research, Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.




Edward C. Gonzales*              Trustee or Director of some of the Funds in the
Birth Date: October 22, 1930     Federated Fund Complex; President, Executive Vice                         $0
Federated Investors Tower        President and Treasurer of some of the Funds in the
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Investment
PRESIDENT AND  TREASURER         Management Company  and Federated Investment
                                 Counseling, Federated Global Investment Management
                                 Corp. and Passport Research, Ltd.; Executive Vice
                                 President and Director, Federated Securities Corp.;
                                 Trustee, Federated Shareholder Services Company.
John W. McGonigle
Birth Date: October 26, 1938     Executive Vice President and Secretary of the Federated                   $0
Federated Investors Tower        Fund Complex; Executive Vice President, Secretary, and
1001 Liberty Avenue              Director, Federated Investors, Inc.; Trustee, Federated
Pittsburgh, PA                   Investment Management Company; Director, Federated
EXECUTIVE VICE PRESIDENT AND     Investment Counseling and Federated Global Investment
SECRETARY                        Management Corp.; Director, Federated Services Company;
                                 Director, Federated Securities Corp.

Richard B. Fisher
Birth Date: May 17, 1923         President or Vice President of some of the Funds in the                   $0
Federated Investors Tower        Federated Fund Complex; Director or Trustee of some of
1001 Liberty Avenue              the Funds in the Federated Fund Complex; Executive Vice
Pittsburgh, PA                   President, Federated Investors, Inc.; Chairman and
VICE PRESIDENT                   Director, Federated Securities Corp.
--------------------------------------------------------------------------------------------------------------
Joseph S. Machi                  Vice President and Assistant Treasurer of the Fund;                       $0
Birth Date: May 22, 1962         Vice President and Assistant Treasurer of some of the
Federated Investors Tower        Funds.
1001 Liberty Avenue
Pittsburgh, PA


VICE PRESIDENT

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

     ++ Mr. Walsh became a member of the Board of Trustees on January 1, 1999. Messrs. Cunningham and Mansfield became members of the Board on June 15, 1999. Messrs. Cunningham and Mansfield did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at an annual rate of 0.16% of the average aggregate daily net assets of the Trust.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
Riggs Bank, Washington, D.C., is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Riggs Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Arthur Andersen LLP, plans and performs their audit so they may provide an opinion as to whether each Fund's financial statements and financial highlights are free of material misstatement.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


yield
With respect to the Stock Fund, Small Company Stock Fund and the U.S. Government Securities Fund, the yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield and effective yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

Advertising and sales literature for the Funds may also include statements describing the history of Riggs Bank. For example, reference may be made to Riggs Bank's heritage of serving historical and political figures and financing projects that have been important to the growth of the United States.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Consumer Price Index (CPI) is the measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Many pension and employment contracts are tied to changes in consumer prices, as protection against inflation and reduced purchasing power. Among the CPI components are housing costs, food, transportation, and electricity. The CPI is also known as the cost-of-living index.

[TO BE DETERMINED]

BOND FUND:

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

         o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

         o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

INTERMEDIATE TAX FREE BOND FUND:

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

         o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

         o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

LARGE CAP GROWTH FUND:

         o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

         o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

         o Lipper Analytical Services, Inc. ranks funds in various fund categories using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

         o Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Shearson Lehman Government Bond Index, Corporate Bond Index, Mortgage- Backed Securities Index and the Yankee Bond Index. These indices include:
            U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a minimum Fitch rating of BBB.

         o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

         o Merrill Lynch Corporate & Government Master Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

     o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

LONG TERM TAX FREE BOND FUND:

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

         o Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock in these corporations. It also reports total sales for this group. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

         o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

STYLE MANAGED STOCK FUND:

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

     o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

         o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

         o Standard & Poor's Small Stock Index is a broadly diversified, unmanaged, index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

ADDRESSES

riggs funds

Class R Shares,
Class B Shares

5800 Corporate Drive
Pittsburgh, PA 15237-7010


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Riggs Investment Management Corp.
800 17th Street N.W.
Washington, D.C. 20006-3950

Sub-Adviser
(Sub-Adviser to the Style Managed Stock Fund)
Trend Capital Management
11100 Wayzata Blvd
Minnetonka, MN 55305
 (Sub-Adviser to the Large Cap Growth Fund)
J. Bush & Co.
55 Whitney Avenue
New Haven, CT 06510

Custodian
Riggs Bank N.A.
Riggs Funds
5700 RiverTech Court
Riverdale, MD 20737-1250

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
----------------

Boston, MA _________

Cusip 76656A___ Cusip 76656A___ Cusip 76656A ___ Cusip 76656A___ Cusip 76656A
___ Cusip 76656A___ Cusip 76656A___


PART C.  OTHER INFORMATION.

Item 23. Exhibits:
            (a)  Conformed Copy of Declaration of Trust of the Registrant; (1)
             (i)Conformed copy of Amendment No. 3 (dated
              December 15, 1993) to Registrant's Declaration of Trust; (8)
             (ii) Conformed copy of Amendment No. 4 (dated
              November 16, 1994) to Registrant's Declaration of Trust; (8)
             (iii) Conformed copy of Amendment No. 5 (dated
              August 23, 1995) to Registrant's Declaration of Trust;(8)
      (b)  Copy of By-Laws of the Registrant;(1)
      (c) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument U.S. Treasury Money Market Fund, RIMCO Monument Bond Fund and RIMCO Monument Stock Fund;(2) (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument Small Capitalization Equity Fund;(6) (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument Prime Money Market Fund - Class A Shares and Class B Shares; (8)
      (d) Conformed copy of Investment Advisory Contract of the Registrant and Exhibits A through E of the Investment Advisory Contract; (7)
      (e) Conformed copy of Distributor's Contract of the Registrant and Exhibits A and B thereto; (7) (i) Conformed copy of Exhibit C to Registrant's Distributor's Contract;(10) (ii) Conformed copy of Exhibits D & E to Registrant's Distributor's Contract; (13)


 + All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 27, 1995. (File Nos. 33-40428 and 811-6309).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).

10.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309).

13.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).

(f)  Not applicable;
(g) Conformed copy of Custodian Agreement of the Registrant;(1) (i) Copy of Custodial Compensation;(11)
      (ii) Conformed copy of Custody Agreement between Riggs Bank N.A and The Bank of New York dated June 8, 1998; (13) (h) (i) Conformed copy of Transfer Agency and Service Agreement of the Registrant;(5)
      (ii) Conformed copy of Administrative Services
              Agreement; (5)
      (iii) Conformed copy of Shareholder Services Agreement;(12) (iv) Conformed Copy of Shareholder Services Plan;(12)
(i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (9) (j) Auditors' Consent;(12) (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (9) (m) (i) Conformed copy of Rule 12b-1 Distribution Plan; (8)
      (ii) Conformed copy of Exhibits B & C to the Distribution Plan;(13) (iii) Copy of Registrant's Rule 12b-1 Agreement; (8)
(n)  Copy of Financial Data Schedules;(12)

Item 24.  Persons Controlled by or Under Common Control with Registrant:

          None


+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed August 26, 1992. (File Nos. 33-40428 and 811-6309).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 27, 1996. (File Nos. 33-40428 and 811-6309).

11.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 11 on Form N-1A filed April 24, 1998. (File Nos. 33-40428 and 811-6309).

12.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and 811-6309).

13.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).

(o) (i) Conformed copy of Registrant's Multiple Class Plan;(10) (ii) Conformed copy of Registrant's Multiple Class Plan, as Amended, Effective May 16, 1996;(10)
      (iii) Conformed copy of Registrant's Multiple Class Plan, as amended, effective July 1, 1998;(13) (iv) Conformed copy of Multiple Class Plan, as amended, effective September 1, 1998; (13)
(p)  (i)       Conformed copy of Power of Attorney;(12)
(ii)     Conformed copy of Power of Attorney of John S. Walsh, Trustee;(13)
(iii)    Conformed copy of Power of Attorney;+

Item 25.  Indemnification: (2)

Item 26.  Business and Other Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A. The business address of each of the Officers of the investment adviser is: Riggs Investment Management Corp., 800 17th Street, N.W., Washington, D.C. 20006-3950















2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).

10.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309).

12.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and 811-6309).

13.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).




The Officers and Directors of the Investment Adviser are:

                                                                        Other Substantial
                                                                        Business, Profession,
Name                              Position with Adviser                 Vocation or Employment
--------------------------------- ------------------------------------- ----------------------------------------------

Timothy C. Coughlin               Director - Board                      President, Riggs National
                                                                        Corporation; Vice Chairman,
                                                                        Riggs Bank N.A.

Henry A. Dudley, Jr.              Director - Board                      Senior Executive Vice President,
                                                                        Riggs & Co., a division of Riggs
                                                                        Bank N.A.

Lawrence I. Hebert                Director - Board                      Director, Riggs National Corporation, Riggs
                                                                        Bank N.A., Riggs AP Bank Limited, Allied
                                                                        Capital II Corp.; President and Vice
                                                                        Chairman of Allbritton Communications and
                                                                        Perpetual Corporation and Westfield News
                                                                        Advertiser, Inc.

Philip D. Tasho                   Chairman of the Board                 Executive Director, Riggs &
                                  Directors, Chief                      Co., a division of Riggs Bank
                                  Executive                             N.A.
                                  Officer and Chief
                                  Investment Officer


Ronald A. Marsilia                 President and Chief                  Managing Director, Riggs &
                                   Operating Officer and                Co., a division of Riggs
                                   Director - Board                     Bank N.A.

Nathan Reischer                    Director - Fixed Income, Chief       Managing Director, Riggs & Co., a division
                                    Fixed Income Strategist and         of Riggs Bank N.A.
                                    Director-Board

Timothy M. Williams                Treasurer and Director               Managing Director, Riggs &
                                   of Compliance                        Co., a division of Riggs Bank N.A.



Owen B. Burman                     Director -                           Director, Riggs & Co., a
                                   Equity Research                      division of Riggs Bank N.A.


Sean C. Fallon                     Director -                           Director, Riggs & Co., a
                                   Performance & Fixed                  division of Riggs Bank N.A.
                                   Income Research


Rainier D. Flores                  Director -                           Assistant Director, Riggs & Co., a division
                                   Operations                           of Riggs Bank N.A.






                                                                        Other Substantial
                                                                        Business, Profession,
Name                               Position with Adviser                Vocation or Employment
---------------------------------- ------------------------------------ ----------------------------------------------

Weijiang Ga                        Assistant Director -                 Assistant Director, Riggs &
                                   Performance Measurement              Co., a division of Riggs Bank N.A.


Philip S. Brown                    Director - Client                    Director, Riggs & Co., a
                                   Services                             division of Riggs Bank N.A.


Danna Maller                       Director - Marketing                 Assistant Director, Riggs &
                                                                        Co., a division of Riggs Bank N.A.

Joseph E. Konrad                   Director-Technology                  Director, Riggs & Co., a division of Riggs
                                                                        Bank, N.A.


Christine J. Kyle                  Director - Equity Trading            Director, Riggs & Co, a division of Riggs
                                                                        Bank N.A.

Micheal C. Sahakian                Assistant Director-Client Services   Assistant Director, Riggs & Co., a division
                                                                        of Riggs Bank N.A.

Spencer C. Smith                   Assistant Director-Marketing         Assistant Director, Riggs & Co., a division
                                                                        of Riggs Bank N.A.

Elizabeth Shephard Farrar          Assistant Director-Client Services   Assistant Director, Riggs & Co., a division
                                                                        of Riggs Bank N.A.

Colleen H. Doremus                 Fixed Income Management Officer and  Director, Riggs & Co., a division of Riggs
                                    Director                            Bank N.A.

Jeoffrey Strobel                   Director, Marketing                  Assistant Director, Riggs & Co., a division
                                                                        of Riggs Bank N.A.


Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         President and
Federated Investors Tower                  President,                                       Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c) Not applicable.

Item 28.  Location of Accounts and Records:
                All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


                Registrant                                      5800 Corporate Drive
                                                                Pittsburgh, PA  15237-  7010

                Federated Shareholder Services                  Federated Investors Tower
                 Company                                        1001 Liberty Avenue
                ("Transfer Agent, Dividend                      Pittsburgh, PA  15222-3779
                Disbursing Agent and Portfolio
                Recordkeeper")

                Federated Services Company                      Federated Investors Tower
                ("Administrator")                               Pittsburgh, PA  15222-3779

                Riggs Investment Management                     800 17th Street, N.W.
                Corp. ("Adviser")                               Washington, D.C. 20006-3950

                Trend Capital Management                        11100 Wayzata Blvd.
                (Sub-Adviser to Style Managed                   Minnetonka, MN 55305
                Equity Fund)

J.       Bush & Co. 55 Whitney Avenue
                (Sub-Adviser to Large Cap                       New Haven, CT 06510
                Growth Fund)

                Riggs Bank N.A.                                 RIMCO Funds
                ("Custodian")                                   1120 Vermont Avenue, N.W.
                                                                Washington, D.C. 20005-3598

Item 29.  Management Services:  Not applicable.

Item 30.  Undertakings:

                Registrant hereby undertakes to comply with the provisions of
                Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RIGGS FUNDS, certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 13th day of August, 1999.

                                   RIGGS FUNDS
                           BY: /s/C. Grant Anderson
                           C. Grant Anderson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           August 13, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                           TITLE                             DATE

By:   /s/C. Grant Anderson
      C. Grant Anderson           Attorney In Fact              August 13, 1999
      ASSISTANT SECRETARY         For the Persons
                                  Listed Below

      NAME                           TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer
                                  and Trustee
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee
Nicholas P. Constantakis          Trustee
John T. Conroy, Jr.*              Trustee
Lawrence D. Ellis, M.D.*          Trustee
Peter E. Madden*                  Trustee
John E. Murray, Jr.*              Trustee
Marjorie P. Smuts*                Trustee
John S. Walsh*                    Trustee
* By Power of Attorney